Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000125279 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000125279 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000125279 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000125279 | 46435U853
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125279 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125279 | 92189H409
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125279 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125279 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125279 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000125279 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.30%
C000125279 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125280 | 233051432
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000125280 | 464288513
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000125280 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000125280 | 46435U853
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000125280 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125280 | 92189H409
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125280 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125280 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125280 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000125280 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	98.30%
C000125280 | InvestmentType_Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.70%